INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

15.   INTANGIBLE ASSETS

For the years ended December 31, 2017 and 2016, changes in the net carrying amount of intangible assets are as follows:

	Spectrum licences	Software, licences and other intangible assets	Projects under development	Total

Cost:

Balance as of December 31, 2015	$1,006,910	$631,507	$20,901	$1,659,318
Additions	—	99,663	25,819	125,482
Business acquisition (note 10)	—	15,574	—	15,574
Net change in additions financed with accounts payable	—	(5,828)	(2,068)	(7,896)
Retirements and other	—	(2,973)	—	(2,973)
Reclassification	—	26,677	(26,677)	—

Balance as of December 31, 2016	1,006,910	764,620	17,975	1,789,505
Additions	—	72,479	59,775	132,254
Net change in additions financed with accounts payable	—	14,064	12,314	26,378
Retirements and disposal	(283,374)	(7,526)	—	(290,900)
Reclassification and other items	—	30,775	(30,775)	—

Balance as of December 31, 2017	$723,536	$874,412	$59,289	$1,657,237

	Spectrum licences	Software, licences and other intangible assets	Projects under development	Total

Accumulated amortization:

Balance as of December 31, 2015	$(247,664)	$(340,256)	$—	$(587,920)
Amortization	—	(78,392)	—	(78,392)
Retirements	—	64	—	64

Balance as of December 31, 2016	(247,664)	(418,584)	—	(666,248)
Amortization	—	(85,462)	—	(85,462)
Retirements	—	2,445	—	2,445

Balance as of December 31, 2017	$(247,664)	$(501,601)	$—	$(749,265)

Net carrying amount:

As of December 31, 2016	759,246	346,036	17,975	1,123,257
As of December 31, 2017	$475,872	$372,811	$59,289	$907,972

The cost of internally generated intangible assets, mainly composed of software, was $514.7 million as of December 31, 2017 ($453.0 million as of December 31, 2016). For the year ended December 31, 2017, the Corporation recorded additions of internally generated intangible assets of $64.1 million ($57.2 million in 2016 and $25.7 million in 2015).

The accumulated amortization of internally generated intangible assets, mainly composed of software, was $284.1 million as of December 31, 2017 ($249.8 million as of December 31, 2016). For the year ended December 31, 2017, the Corporation recorded $36.5 million of amortization ($35.4 million in 2016 and $33.6 million in 2015) for its internally generated intangible assets.

The net carrying value of internally generated intangible assets was $230.6 million as of December 31, 2017 ($203.2 million as of December 31, 2016).

The net carrying amount of intangible assets as of December 31, 2017 and 2016 is allocated to the Telecommunications CGU.